Shareholder Report, Average Annual Return (Details) B061125_Direxion Daily Technology Top 5 Bull 2X ETF_TF_TSR Annual {TF}	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Technology Top 5 Bull 2X ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Direxion Daily Technology Top 5 Bull 2X ETF NAV
Average Annual Return, Percent	7.50%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	2.34%
S&P 500 Information Technology (Sector) Top 5 Equal Capped Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Information Technology (Sector) Top 5 Equal Capped Index (USD)
Average Annual Return, Percent	4.23%